Expense Example - FidelitySeriesSustainableInvestmentGradeBondFund-PRO - FidelitySeriesSustainableInvestmentGradeBondFund-PRO - Fidelity Series Sustainable Investment Grade Bond Fund - Fidelity Series Sustainable Investment Grade Bond Fund
May 09, 2023 USD ($)
Expense Example:
1 year	none
3 years	none